Shareholder Report	6 Months Ended
May 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Fidelity Nasdaq Composite Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Nasdaq Composite Index® Fund
Class Name	Fidelity® Nasdaq Composite Index® Fund
Trading Symbol	FNCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Nasdaq Composite Index® Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® Fund	$ 16	0.29%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%
Net Assets	$ 16,208,567,445
Holdings Count | shares	3,143
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$16,208,567,445
Number of Holdings	3,143
Portfolio Turnover	1%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 50.1 Communication Services 14.9 Consumer Discretionary 13.3 Health Care 6.6 Industrials 4.1 Consumer Staples 3.9 Financials 3.7 Materials 1.0 Utilities 0.8 Real Estate 0.8 Energy 0.6 Common Stocks 99.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 96.6 China 1.1 Brazil 0.5 Netherlands 0.5 United Kingdom 0.5 Israel 0.3 Canada 0.2 Kazakhstan 0.1 Switzerland 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 11.4 Apple Inc 10.9 NVIDIA Corp 10.2 Amazon.com Inc 6.8 Meta Platforms Inc Class A 3.9 Alphabet Inc Class A 3.8 Alphabet Inc Class C 3.6 Broadcom Inc 2.4 Tesla Inc 2.2 Costco Wholesale Corp 1.4 56.6